united states
securities and exchange commission

WASHINGTON, D.C. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant’s telephone number, including area code:	623-266-4567

Date of fiscal year end:	2/28

Date of reporting period:	2/28/2025

Item 1. Reports to Stockholders.

(a)

Easterly Snow Long/Short Opportunity Fund

Class A (SNOAX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$212	2.05%

How did the Fund perform during the reporting period?

During the period, the Easterly Long Short Opportunity Fund had a total return of 7.04%, compared to a return of 15.33% for the Russell 3000 Value Index. Consistent with our investment strategy, the fund utilized equity and ETF option contracts (derivative instruments) in an attempt to protect investment principal and “hedge” or limit the overall equity exposure. Over the period, our use of equity options detracted 49 basis points from overall performance, while our use of ETF options reduced our total performance 13 bps. While we view this impact as material to performance, it was consistent with our investment objective for long-term capital appreciation and protection of investment principal.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Given the strong equity market performance over the last year, the S&P 500 now trades at 21.5x forward earnings, above its 30-year average of 16.9x. The rise in market valuations continues to be driven by increased concentration of the largest stocks. Across the market cap spectrum, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing levels last seen during the onset of the Covid Pandemic. The market’s valuation disparity continues to remain wide by historical standards.

The Federal funds rate is currently set between 4.25-4.5%, down 100 basis points from 12 months ago. The yield curve (as defined by the spread between the two-year and ten-year treasury note) returned to a positive spread in September of last year but remains historically flat as economic and geopolitical risks have investors questioning the overall strength of the economy. Many investors are now extrapolating that softening monetary policy will be needed to offset weakening economic conditions and potentially higher unemployment.

Currently, value stocks (Russell 3000 Value) trade at about 17x forward earnings. This compares favorably to broad market (S&P 500 - 21.5x) as well as growth indices (Russell 3000 Growth – 27.7x), highlighting the historically low relative valuation levels. Over the medium-term, a reacceleration in earnings momentum relative to the broad market, provides an attractive catalyst for investors within US equity markets.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Long/Short Opportunity Fund - with load	Russell 3000® Index	Russell 3000® Value Index
Feb-2015	$9,424	$10,000	$10,000
Feb-2016	$6,451	$9,216	$9,027
Feb-2017	$9,198	$11,639	$11,736
Feb-2018	$9,761	$13,527	$12,604
Feb-2019	$9,610	$14,210	$13,017
Feb-2020	$9,528	$15,191	$12,997
Feb-2021	$11,978	$20,557	$16,030
Feb-2022	$13,822	$23,085	$18,342
Feb-2023	$13,732	$21,221	$17,807
Feb-2024	$14,671	$27,291	$20,212
Feb-2025	$15,704	$32,076	$23,310

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	7.04%	10.51%	5.24%
With Load	0.89%	9.21%	4.62%
Russell 3000® Index	17.53%	16.12%	12.36%
Russell 3000® Value Index	15.33%	12.39%	8.83%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  Load Information: 5.75% is the maximum sales charge on purchase of A Shares.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180.  The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on November 5, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$91,376,998
Number of Portfolio Holdings	101
Advisory Fee	$748,552
Portfolio Turnover	37%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-14.8%
Communications	1.2%
Equity	2.2%
Consumer Staples	2.9%
Utilities	2.9%
Consumer Discretionary	6.7%
Industrials	9.0%
Technology	13.6%
Health Care	15.3%
Materials	15.9%
Energy	22.2%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.1%
JPMorgan Chase & Company	4.0%
Suncor Energy, Inc.	3.7%
Alamos Gold, Inc.	3.4%
EQT Corporation	3.3%
Johnson & Johnson	3.2%
Sanofi - ADR	3.1%
Citigroup, Inc.	3.1%
Range Resources Corporation	2.9%
UGI Corporation	2.9%

Short Sector Weighting (% of net assets)

Value	Value
Call Options Written	-0.5%
Consumer Discretionary	-0.5%
Energy	-0.9%
Materials	-1.0%
Consumer Staples	-1.3%
Financials	-2.6%
Equity	-27.9%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  Effective September 6, 2024, Class A shares of the Fund that are purchased at net asset value (" NAV") in amounts of $500,000 or more may be subject to a 1.00% contingent deferred sales charge ("CDSC"), if they are redeemed within eighteen months of purchase.

Easterly Snow Long/Short Opportunity Fund - Class A (SNOAX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 022825-SNOAX

Easterly Snow Long/Short Opportunity Fund

Class C (SNOCX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$290	2.81%

How did the Fund perform during the reporting period?

During the period, the Easterly Long Short Opportunity Fund had a total return of 6.26%, compared to a return of 15.33% for the Russell 3000 Value Index. Consistent with our investment strategy, the fund utilized equity and ETF option contracts (derivative instruments) in an attempt to protect investment principal and “hedge” or limit the overall equity exposure. Over the period, our use of equity options detracted 49 basis points from overall performance, while our use of ETF options reduced our total performance 13 bps. While we view this impact as material to performance, it was consistent with our investment objective for long-term capital appreciation and protection of investment principal.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Given the strong equity market performance over the last year, the S&P 500 now trades at 21.5x forward earnings, above its 30-year average of 16.9x. The rise in market valuations continues to be driven by increased concentration of the largest stocks. Across the market cap spectrum, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing levels last seen during the onset of the Covid Pandemic. The market’s valuation disparity continues to remain wide by historical standards.

The Federal funds rate is currently set between 4.25-4.5%, down 100 basis points from 12 months ago. The yield curve (as defined by the spread between the two-year and ten-year treasury note) returned to a positive spread in September of last year but remains historically flat as economic and geopolitical risks have investors questioning the overall strength of the economy. Many investors are now extrapolating that softening monetary policy will be needed to offset weakening economic conditions and potentially higher unemployment.

Currently, value stocks (Russell 3000 Value) trade at about 17x forward earnings. This compares favorably to broad market (S&P 500 - 21.5x) as well as growth indices (Russell 3000 Growth – 27.7x), highlighting the historically low relative valuation levels. Over the medium-term, a reacceleration in earnings momentum relative to the broad market, provides an attractive catalyst for investors within US equity markets.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Long/Short Opportunity Fund	Russell 3000® Index	Russell 3000® Value Index
Feb-2015	$10,000	$10,000	$10,000
Feb-2016	$6,795	$9,216	$9,027
Feb-2017	$9,617	$11,639	$11,736
Feb-2018	$10,127	$13,527	$12,604
Feb-2019	$9,895	$14,210	$13,017
Feb-2020	$9,739	$15,191	$12,997
Feb-2021	$12,148	$20,557	$16,030
Feb-2022	$13,927	$23,085	$18,342
Feb-2023	$13,737	$21,221	$17,807
Feb-2024	$14,560	$27,291	$20,212
Feb-2025	$15,472	$32,076	$23,310

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	6.26%	9.70%	4.46%
With Load	5.26%	9.70%	4.46%
Russell 3000® Index	17.53%	16.12%	12.36%
Russell 3000® Value Index	15.33%	12.39%	8.83%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements. Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase. Class C shares convert to Class A shares after 8 years from the last day of the month in which the shares were purchased. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180. The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on November 5, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$91,376,998
Number of Portfolio Holdings	101
Advisory Fee	$748,552
Portfolio Turnover	37%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-14.8%
Communications	1.2%
Equity	2.2%
Consumer Staples	2.9%
Utilities	2.9%
Consumer Discretionary	6.7%
Industrials	9.0%
Technology	13.6%
Health Care	15.3%
Materials	15.9%
Energy	22.2%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.1%
JPMorgan Chase & Company	4.0%
Suncor Energy, Inc.	3.7%
Alamos Gold, Inc.	3.4%
EQT Corporation	3.3%
Johnson & Johnson	3.2%
Sanofi - ADR	3.1%
Citigroup, Inc.	3.1%
Range Resources Corporation	2.9%
UGI Corporation	2.9%

Short Sector Weighting (% of net assets)

Value	Value
Call Options Written	-0.5%
Consumer Discretionary	-0.5%
Energy	-0.9%
Materials	-1.0%
Consumer Staples	-1.3%
Financials	-2.6%
Equity	-27.9%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

No material changes occurred during the year ended February 28, 2025.

Easterly Snow Long/Short Opportunity Fund - Class C (SNOCX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 022825-SNOCX

Easterly Snow Long/Short Opportunity Fund

Class I (SNOIX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$187	1.80%

How did the Fund perform during the reporting period?

During the period, the Easterly Long Short Opportunity Fund had a total return of 7.33%, compared to a return of 15.33% for the Russell 3000 Value Index. Consistent with our investment strategy, the fund utilized equity and ETF option contracts (derivative instruments) in an attempt to protect investment principal and “hedge” or limit the overall equity exposure. Over the period, our use of equity options detracted 49 basis points from overall performance, while our use of ETF options reduced our total performance 13 bps. While we view this impact as material to performance, it was consistent with our investment objective for long-term capital appreciation and protection of investment principal.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Given the strong equity market performance over the last year, the S&P 500 now trades at 21.5x forward earnings, above its 30-year average of 16.9x. The rise in market valuations continues to be driven by increased concentration of the largest stocks. Across the market cap spectrum, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing levels last seen during the onset of the Covid Pandemic. The market’s valuation disparity continues to remain wide by historical standards.

The Federal funds rate is currently set between 4.25-4.5%, down 100 basis points from 12 months ago. The yield curve (as defined by the spread between the two-year and ten-year treasury note) returned to a positive spread in September of last year but remains historically flat as economic and geopolitical risks have investors questioning the overall strength of the economy. Many investors are now extrapolating that softening monetary policy will be needed to offset weakening economic conditions and potentially higher unemployment.

Currently, value stocks (Russell 3000 Value) trade at about 17x forward earnings. This compares favorably to broad market (S&P 500 - 21.5x) as well as growth indices (Russell 3000 Growth – 27.7x), highlighting the historically low relative valuation levels. Over the medium-term, a reacceleration in earnings momentum relative to the broad market, provides an attractive catalyst for investors within US equity markets.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $100,000 Investment

	Easterly Snow Long/Short Opportunity Fund	Russell 3000® Index	Russell 3000® Value Index
Feb-2015	$100,000	$100,000	$100,000
Feb-2016	$68,615	$92,156	$90,267
Feb-2017	$98,118	$116,387	$117,364
Feb-2018	$104,369	$135,269	$126,038
Feb-2019	$103,012	$142,099	$130,170
Feb-2020	$102,394	$151,908	$129,967
Feb-2021	$129,014	$205,573	$160,304
Feb-2022	$149,259	$230,845	$183,416
Feb-2023	$148,678	$212,209	$178,067
Feb-2024	$159,187	$272,906	$202,121
Feb-2025	$170,851	$320,755	$233,104

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund	7.33%	10.78%	5.50%
Russell 3000® Index	17.53%	16.12%	12.36%
Russell 3000® Value Index	15.33%	12.39%	8.83%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180.  The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Institutional Class shares of the Predecessor Portfolio. Institutional Class shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on November 5, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Institutional Class shares as they have different expenses.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$91,376,998
Number of Portfolio Holdings	101
Advisory Fee	$748,552
Portfolio Turnover	37%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-14.8%
Communications	1.2%
Equity	2.2%
Consumer Staples	2.9%
Utilities	2.9%
Consumer Discretionary	6.7%
Industrials	9.0%
Technology	13.6%
Health Care	15.3%
Materials	15.9%
Energy	22.2%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.1%
JPMorgan Chase & Company	4.0%
Suncor Energy, Inc.	3.7%
Alamos Gold, Inc.	3.4%
EQT Corporation	3.3%
Johnson & Johnson	3.2%
Sanofi - ADR	3.1%
Citigroup, Inc.	3.1%
Range Resources Corporation	2.9%
UGI Corporation	2.9%

Short Sector Weighting (% of net assets)

Value	Value
Call Options Written	-0.5%
Consumer Discretionary	-0.5%
Energy	-0.9%
Materials	-1.0%
Consumer Staples	-1.3%
Financials	-2.6%
Equity	-27.9%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  Effective September 6, 2024, the minimum investment amount for Class I shares of the Fund changed to $100,000.

Easterly Snow Long/Short Opportunity Fund - Class I (SNOIX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 022825-SNOIX

Easterly Snow Long/Short Opportunity Fund

Class R6 (SNORX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$162	1.56%

How did the Fund perform during the reporting period?

During the period, the Easterly Long Short Opportunity Fund had a total return of 7.29%, compared to a return of 15.33% for the Russell 3000 Value Index. Consistent with our investment strategy, the fund utilized equity and ETF option contracts (derivative instruments) in an attempt to protect investment principal and “hedge” or limit the overall equity exposure. Over the period, our use of equity options detracted 49 basis points from overall performance, while our use of ETF options reduced our total performance 13 bps. While we view this impact as material to performance, it was consistent with our investment objective for long-term capital appreciation and protection of investment principal.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Given the strong equity market performance over the last year, the S&P 500 now trades at 21.5x forward earnings, above its 30-year average of 16.9x. The rise in market valuations continues to be driven by increased concentration of the largest stocks. Across the market cap spectrum, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing levels last seen during the onset of the Covid Pandemic. The market’s valuation disparity continues to remain wide by historical standards.

The Federal funds rate is currently set between 4.25-4.5%, down 100 basis points from 12 months ago. The yield curve (as defined by the spread between the two-year and ten-year treasury note) returned to a positive spread in September of last year but remains historically flat as economic and geopolitical risks have investors questioning the overall strength of the economy. Many investors are now extrapolating that softening monetary policy will be needed to offset weakening economic conditions and potentially higher unemployment.

Currently, value stocks (Russell 3000 Value) trade at about 17x forward earnings. This compares favorably to broad market (S&P 500 - 21.5x) as well as growth indices (Russell 3000 Growth – 27.7x), highlighting the historically low relative valuation levels. Over the medium-term, a reacceleration in earnings momentum relative to the broad market, provides an attractive catalyst for investors within US equity markets.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Long/Short Opportunity Fund	Russell 3000® Index	Russell 3000® Value Index
Nov-2021	$10,000	$10,000	$10,000
Feb-2022	$10,255	$9,223	$9,774
Feb-2023	$10,215	$8,479	$9,489
Feb-2024	$10,941	$10,904	$10,771
Feb-2025	$11,739	$12,816	$12,422

Average Annual Total Returns

	1 Year	Since Inception (November 4, 2021)
Easterly Snow Long/Short Opportunity Fund	7.29%	4.95%
Russell 3000® Index	17.53%	7.76%
Russell 3000® Value Index	15.33%	6.76%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$91,376,998
Number of Portfolio Holdings	101
Advisory Fee	$748,552
Portfolio Turnover	37%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-14.8%
Communications	1.2%
Equity	2.2%
Consumer Staples	2.9%
Utilities	2.9%
Consumer Discretionary	6.7%
Industrials	9.0%
Technology	13.6%
Health Care	15.3%
Materials	15.9%
Energy	22.2%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.1%
JPMorgan Chase & Company	4.0%
Suncor Energy, Inc.	3.7%
Alamos Gold, Inc.	3.4%
EQT Corporation	3.3%
Johnson & Johnson	3.2%
Sanofi - ADR	3.1%
Citigroup, Inc.	3.1%
Range Resources Corporation	2.9%
UGI Corporation	2.9%

Short Sector Weighting (% of net assets)

Value	Value
Call Options Written	-0.5%
Consumer Discretionary	-0.5%
Energy	-0.9%
Materials	-1.0%
Consumer Staples	-1.3%
Financials	-2.6%
Equity	-27.9%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

No material changes occurred during the year ended February 28, 2025.

Easterly Snow Long/Short Opportunity Fund - Class R6 (SNORX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 022825-SNORX

Easterly Snow Small Cap Value Fund

Class A (SNWAX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.40%

How did the Fund perform during the reporting period?

During the period, the Easterly Small Cap Value Fund returned 7.58%, compared to a return of 7.58% for the Russell 2000 Value Index.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Given the strong equity market performance over the last year, the S&P 500 now trades at 21.5 times forward earnings, above its 30-year average of 16.9 times. The rise in market valuations continues to be driven by increased concentration of the largest stocks. Across the market cap spectrum, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing levels last seen during the onset of the Covid Pandemic. The market’s valuation disparity continues to remain wide by historical standards.

The Federal funds rate is currently set between 4.25-4.5%, down 100 basis points from 12 months ago. The yield curve (as defined by the spread between the two-year and ten-year treasury note) returned to a positive spread in September of last year but remains historically flat as economic and geopolitical risks have investors questioning the overall strength of the economy. Many investors are now extrapolating that softening monetary policy will be needed to offset weakening economic conditions and potentially higher unemployment.

Currently, small value stocks (Russell 2000 Value) trade at about 17x forward earnings. Excluding those companies without earnings, small cap stocks trade at 15.2x. This compares favorably to both the broad market (S&P 500 - 21.5x earnings) as well as small cap growth indicies (Russell 2000 Growth - 38.9x), highlighting the historically low relative valuation levels. Over the medium-term, a reacceleration in earnings momentum for domestic small-capitalization equities, relative to the broad market, provides an attractive catalyst for investors within US equity markets.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Small Cap Value Fund - with load	Russell 3000® Index	Russell 2000® Value Index
Feb-2015	$9,424	$10,000	$10,000
Feb-2016	$7,224	$9,216	$8,665
Feb-2017	$9,361	$11,639	$12,243
Feb-2018	$9,897	$13,527	$12,606
Feb-2019	$9,655	$14,210	$13,163
Feb-2020	$8,071	$15,191	$11,940
Feb-2021	$13,462	$20,557	$16,843
Feb-2022	$14,444	$23,085	$17,961
Feb-2023	$14,435	$21,221	$17,171
Feb-2024	$16,770	$27,291	$18,134
Feb-2025	$18,042	$32,076	$19,508

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	7.58%	17.46%	6.71%
With Load	1.40%	16.07%	6.08%
Russell 2000® Value Index	7.58%	10.32%	6.91%
Russell 3000® Index	17.53%	16.12%	12.36%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  Load Information: 5.75% is the maximum sales charge on purchase of A Shares.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180.  The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on November 5, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses.   Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$27,310,861
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$18,045
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
36.6%
Consumer Discretionary
13.4%
Materials
11.9%
Industrials
9.3%
Technology
9.3%
Energy
8.7%
Health Care
3.7%
Real Estate
3.0%
Consumer Staples
2.5%
Other Assets in Excess of Liabilities
1.6%

Value	Value
Other Assets in Excess of Liabilities	1.6%
Consumer Staples	2.5%
Real Estate	3.0%
Health Care	3.7%
Energy	8.7%
Technology	9.3%
Industrials	9.3%
Materials	11.9%
Consumer Discretionary	13.4%
Financials	36.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Old National Bancorp	4.6%
Lincoln National Corporation	4.6%
CNO Financial Group, Inc.	4.5%
Jackson Financial, Inc.	4.4%
Columbia Banking System, Inc.	4.4%
Cleveland-Cliffs, Inc.	4.2%
Photronics, Inc.	3.9%
Comerica, Inc.	3.8%
Zions Bancorporation	3.4%
Delek US Holdings, Inc.	3.3%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  Effective August 1, 2024, the Board of Trustees of the Trust has approved changes to reduce the management fee of the Fund from 0.95% to 0.75%.  Effective September 6, 2024, Class A shares of the Fund that are purchased at net asset value (" NAV") in amounts of $500,000 or more may be subject to a 1.00% contingent deferred sales charge ("CDSC"), if they are redeemed within eighteen months of purchase.  Effective November 1, 2024, changes were approved to reduce the annual expense limitation for Class A from 1.50% to 1.20%.  The expense limitation agreement was extended to October 31, 2025 for Class A.

Easterly Snow Small Cap Value Fund - Class A (SNWAX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 022825-SNWAX

Easterly Snow Small Cap Value Fund

Class C (SNWCX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.15%

How did the Fund perform during the reporting period?

During the period, the Easterly Small Cap Value Fund returned 6.78%, compared to a return of 7.58% for the Russell 2000 Value Index.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Given the strong equity market performance over the last year, the S&P 500 now trades at 21.5 times forward earnings, above its 30-year average of 16.9 times. The rise in market valuations continues to be driven by increased concentration of the largest stocks. Across the market cap spectrum, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing levels last seen during the onset of the Covid Pandemic. The market’s valuation disparity continues to remain wide by historical standards.

The Federal funds rate is currently set between 4.25-4.5%, down 100 basis points from 12 months ago. The yield curve (as defined by the spread between the two-year and ten-year treasury note) returned to a positive spread in September of last year but remains historically flat as economic and geopolitical risks have investors questioning the overall strength of the economy. Many investors are now extrapolating that softening monetary policy will be needed to offset weakening economic conditions and potentially higher unemployment.

Currently, small value stocks (Russell 2000 Value) trade at about 17x forward earnings. Excluding those companies without earnings, small cap stocks trade at 15.2x. This compares favorably to both the broad market (S&P 500 - 21.5x earnings) as well as small cap growth indicies (Russell 2000 Growth - 38.9x), highlighting the historically low relative valuation levels. Over the medium-term, a reacceleration in earnings momentum for domestic small-capitalization equities, relative to the broad market, provides an attractive catalyst for investors within US equity markets.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Small Cap Value Fund	Russell 2000® Value Index	Russell 3000® Index
Feb-2015	$10,000	$10,000	$10,000
Feb-2016	$7,612	$8,665	$9,216
Feb-2017	$9,793	$12,243	$11,639
Feb-2018	$10,275	$12,606	$13,527
Feb-2019	$9,948	$13,163	$14,210
Feb-2020	$8,252	$11,940	$15,191
Feb-2021	$13,666	$16,843	$20,557
Feb-2022	$14,552	$17,961	$23,085
Feb-2023	$14,438	$17,171	$21,221
Feb-2024	$16,646	$18,134	$27,291
Feb-2025	$17,774	$19,508	$32,076

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	6.78%	16.59%	5.92%
With Load	5.78%	16.59%	5.92%
Russell 2000® Value Index	7.58%	10.32%	6.91%
Russell 3000® Index	17.53%	16.12%	12.36%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements. Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase. Class C shares convert to Class A shares after 8 years from the last day of the month in which the shares were purchased. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180. The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on November 5, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$27,310,861
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$18,045
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Consumer Staples	2.5%
Real Estate	3.0%
Health Care	3.7%
Energy	8.7%
Technology	9.3%
Industrials	9.3%
Materials	11.9%
Consumer Discretionary	13.4%
Financials	36.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Old National Bancorp	4.6%
Lincoln National Corporation	4.6%
CNO Financial Group, Inc.	4.5%
Jackson Financial, Inc.	4.4%
Columbia Banking System, Inc.	4.4%
Cleveland-Cliffs, Inc.	4.2%
Photronics, Inc.	3.9%
Comerica, Inc.	3.8%
Zions Bancorporation	3.4%
Delek US Holdings, Inc.	3.3%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  Effective August 1, 2024, the Board of Trustees of the Trust has approved changes to reduce the management fee of the Fund from 0.95% to 0.75%.  Effective November 1, 2024, changes were approved to reduce the annual expense limitation for Class C from 2.25% to 1.95%.  The expense limitation agreement was extended to October 31, 2025 for Class C.

Easterly Snow Small Cap Value Fund - Class C (SNWCX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 022825-SNWCX

Easterly Snow Small Cap Value Fund

Class I (SNWIX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.07%

How did the Fund perform during the reporting period?

During the period, the Easterly Small Cap Value Fund returned 7.95%, compared to a return of 7.58% for the Russell 2000 Value Index.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Given the strong equity market performance over the last year, the S&P 500 now trades at 21.5 times forward earnings, above its 30-year average of 16.9 times. The rise in market valuations continues to be driven by increased concentration of the largest stocks. Across the market cap spectrum, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing levels last seen during the onset of the Covid Pandemic. The market’s valuation disparity continues to remain wide by historical standards.

The Federal funds rate is currently set between 4.25-4.5%, down 100 basis points from 12 months ago. The yield curve (as defined by the spread between the two-year and ten-year treasury note) returned to a positive spread in September of last year but remains historically flat as economic and geopolitical risks have investors questioning the overall strength of the economy. Many investors are now extrapolating that softening monetary policy will be needed to offset weakening economic conditions and potentially higher unemployment.

Currently, small value stocks (Russell 2000 Value) trade at about 17x forward earnings. Excluding those companies without earnings, small cap stocks trade at 15.2x. This compares favorably to both the broad market (S&P 500 - 21.5x earnings) as well as small cap growth indicies (Russell 2000 Growth - 38.9x), highlighting the historically low relative valuation levels. Over the medium-term, a reacceleration in earnings momentum for domestic small-capitalization equities, relative to the broad market, provides an attractive catalyst for investors within US equity markets.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $100,000 Investment

	Easterly Snow Small Cap Value Fund	Russell 2000® Value Index	Russell 3000® Index
Feb-2015	$100,000	$100,000	$100,000
Feb-2016	$76,829	$86,654	$92,156
Feb-2017	$99,852	$122,430	$116,387
Feb-2018	$105,849	$126,059	$135,269
Feb-2019	$103,508	$131,634	$142,099
Feb-2020	$86,737	$119,402	$151,908
Feb-2021	$145,033	$168,433	$205,573
Feb-2022	$156,007	$179,608	$230,845
Feb-2023	$156,329	$171,709	$212,209
Feb-2024	$182,033	$181,339	$272,906
Feb-2025	$196,497	$195,084	$320,755

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund	7.95%	17.77%	6.99%
Russell 2000® Value Index	7.58%	10.32%	6.91%
Russell 3000® Index	17.53%	16.12%	12.36%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180.  The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Institutional Class shares of the Predecessor Portfolio. Institutional Class shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on November 5, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Institutional Class shares as they have different expenses.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$27,310,861
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$18,045
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Consumer Staples	2.5%
Real Estate	3.0%
Health Care	3.7%
Energy	8.7%
Technology	9.3%
Industrials	9.3%
Materials	11.9%
Consumer Discretionary	13.4%
Financials	36.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Old National Bancorp	4.6%
Lincoln National Corporation	4.6%
CNO Financial Group, Inc.	4.5%
Jackson Financial, Inc.	4.4%
Columbia Banking System, Inc.	4.4%
Cleveland-Cliffs, Inc.	4.2%
Photronics, Inc.	3.9%
Comerica, Inc.	3.8%
Zions Bancorporation	3.4%
Delek US Holdings, Inc.	3.3%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  Effective August 1, 2024, the Board of Trustees of the Trust has approved changes to reduce the management fee of the Fund from 0.95% to 0.75% and to reduce the annual expense limitation for Class I from 1.25% to 0.95%.  The expense limitation agreement was extended to August 1, 2025 for Class I.  Effective September 6, 2024, the minimum investment amount for Class I shares of the Fund changed to $100,000.

Easterly Snow Small Cap Value Fund - Class I (SNWIX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 022825-SNWIX

Easterly Snow Small Cap Value Fund

Class R6 (SNWRX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$104	1.00%

How did the Fund perform during the reporting period?

During the period, the Easterly Small Cap Value Fund returned 7.93%, compared to a return of 7.58% for the Russell 2000 Value Index.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Given the strong equity market performance over the last year, the S&P 500 now trades at 21.5 times forward earnings, above its 30-year average of 16.9 times. The rise in market valuations continues to be driven by increased concentration of the largest stocks. Across the market cap spectrum, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing levels last seen during the onset of the Covid Pandemic. The market’s valuation disparity continues to remain wide by historical standards.

The Federal funds rate is currently set between 4.25-4.5%, down 100 basis points from 12 months ago. The yield curve (as defined by the spread between the two-year and ten-year treasury note) returned to a positive spread in September of last year but remains historically flat as economic and geopolitical risks have investors questioning the overall strength of the economy. Many investors are now extrapolating that softening monetary policy will be needed to offset weakening economic conditions and potentially higher unemployment.

Currently, small value stocks (Russell 2000 Value) trade at about 17x forward earnings. Excluding those companies without earnings, small cap stocks trade at 15.2x. This compares favorably to both the broad market (S&P 500 - 21.5x earnings) as well as small cap growth indicies (Russell 2000 Growth - 38.9x), highlighting the historically low relative valuation levels. Over the medium-term, a reacceleration in earnings momentum for domestic small-capitalization equities, relative to the broad market, provides an attractive catalyst for investors within US equity markets.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Small Cap Value Fund	Russell 2000® Value Index	Russell 3000® Index
Nov-2021	$10,000	$10,000	$10,000
Feb-2022	$9,723	$9,242	$9,223
Feb-2023	$9,743	$8,835	$8,479
Feb-2024	$11,347	$9,331	$10,904
Feb-2025	$12,246	$10,038	$12,816

Average Annual Total Returns

	1 Year	Since Inception (November 4, 2021)
Easterly Snow Small Cap Value Fund	7.93%	6.30%
Russell 2000® Value Index	7.58%	0.11%
Russell 3000® Index	17.53%	7.76%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$27,310,861
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$18,045
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Consumer Staples	2.5%
Real Estate	3.0%
Health Care	3.7%
Energy	8.7%
Technology	9.3%
Industrials	9.3%
Materials	11.9%
Consumer Discretionary	13.4%
Financials	36.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Old National Bancorp	4.6%
Lincoln National Corporation	4.6%
CNO Financial Group, Inc.	4.5%
Jackson Financial, Inc.	4.4%
Columbia Banking System, Inc.	4.4%
Cleveland-Cliffs, Inc.	4.2%
Photronics, Inc.	3.9%
Comerica, Inc.	3.8%
Zions Bancorporation	3.4%
Delek US Holdings, Inc.	3.3%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  Effective August 1, 2024, the Board of Trustees of the Trust has approved changes to reduce the management fee of the Fund from 0.95% to 0.75% and to reduce the annual expense limitation for Class R6 from 1.00% to 0.85%.  The expense limitation agreement was extended to August 1, 2025 for Class R6.

Easterly Snow Small Cap Value Fund - Class R6 (SNWRX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 022825-SNWRX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) ii	The Registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$29,750
2024	$29,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$5,000
2024	$5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended February 28, 2025 and February 29, 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended February 28, 2025 and February 29, 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

February 28, 2025

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO

HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY SNOW SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4%
	APPAREL & TEXTILE PRODUCTS — 0.5%
3,000	Carter’s, Inc.	$123,810

	AUTOMOTIVE — 1.2%
3,873	Modine Manufacturing Company(a)	327,501

	BANKING — 23.2%
44,457	Columbia Banking System, Inc.	1,188,336
15,974	Comerica, Inc.	1,027,607
32,292	First Commonwealth Financial Corporation	530,880
26,460	Flagstar Financial, Inc.	317,520
59,358	FNB Corporation	880,873
3,813	OFG Bancorp	162,014
53,153	Old National Bancorp	1,262,384
17,426	Zions Bancorporation	941,701
		6,311,315
	BIOTECH & PHARMA — 1.7%
16,112	Collegium Pharmaceutical, Inc.(a)	468,054

	CHEMICALS — 4.2%
14,611	Chemours Company (The)	218,434
11,237	Ecovyst, Inc.(a)	76,299
23,237	FMC Corporation	857,446
		1,152,179
	COMMERCIAL SUPPORT SERVICES — 3.0%
10,299	ABM Industries, Inc.	559,544
14,436	Cross Country Healthcare, Inc.(a)	247,722
		807,266
	ELECTRICAL EQUIPMENT — 2.2%
6,667	Atkore, Inc.	410,020
7,041	Sensata Technologies Holding PLC	203,133
		613,153
	FOOD — 2.5%
12,684	Pilgrim’s Pride Corporation(a)	689,883

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	HOME & OFFICE PRODUCTS — 3.1%
8,365	Whirlpool Corporation	$851,473

	INDUSTRIAL SUPPORT SERVICES — 0.7%
1,095	WESCO International, Inc.	197,615

	INSURANCE — 13.5%
29,550	CNO Financial Group, Inc.	1,231,940
13,131	Jackson Financial, Inc., Class A	1,203,194
32,269	Lincoln National Corporation	1,258,490
		3,693,624
	LEISURE FACILITIES & SERVICES — 5.3%
67,751	Bloomin’ Brands, Inc.	635,505
2,045	Brinker International, Inc.(a)	337,077
9,983	Cinemark Holdings, Inc.(a)	255,665
11,316	Dave & Buster’s Entertainment, Inc.(a)	236,391
		1,464,638
	MACHINERY — 3.4%
17,217	Astec Industries, Inc.	612,581
4,005	Kennametal, Inc.	88,631
5,657	Terex Corporation	230,240
		931,452
	MEDICAL EQUIPMENT & DEVICES — 2.0%
17,543	Avanos Medical, Inc.(a)	264,022
4,168	Haemonetics Corporation(a)	273,004
		537,026
	METALS & MINING — 5.2%
105,032	Cleveland-Cliffs, Inc.(a)	1,138,547
38,417	Hudbay Minerals, Inc.	273,145
		1,411,692
	OIL & GAS PRODUCERS — 8.7%
17,593	CNX Resources Corporation(a)	508,438
56,089	Delek US Holdings, Inc.	914,251
7,308	HF Sinclair Corporation	257,753
7,534	Northern Oil and Gas, Inc.	237,321

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	OIL & GAS PRODUCERS — 8.7% (Continued)
85,396	Veren, Inc.	$465,408
		2,383,171
	REITS — 3.0%
28,310	Highwoods Properties, Inc.	824,670

	RETAIL - DISCRETIONARY — 3.2%
15,094	Urban Outfitters, Inc.(a)	878,320

	SEMICONDUCTORS — 7.1%
3,109	Diodes, Inc.(a)	153,522
51,576	Photronics, Inc.(a)	1,074,844
12,554	Silicon Motion Technology Corporation - ADR	704,279
		1,932,645
	SOFTWARE — 1.7%
18,166	Open Text Corporation	469,046

	STEEL — 2.5%
14,092	Commercial Metals Company	682,616

	TECHNOLOGY HARDWARE — 0.5%
3,956	Clearfield, Inc.(a)	128,214

	TOTAL COMMON STOCKS (Cost $22,843,877)	26,879,363

	TOTAL INVESTMENTS - 98.4% (Cost $22,843,877)	$26,879,363
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	431,498
	NET ASSETS - 100.0%	$27,310,861

ADR	- American Depositary Receipt
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 109.1%
	AEROSPACE & DEFENSE — 0.9%
1,910	Lockheed Martin Corporation	$860,207

	APPAREL & TEXTILE PRODUCTS — 1.7%
7,200	Carter’s, Inc.	297,144
16,817	PVH Corporation	1,258,584
		1,555,728
	BANKING — 10.6%
35,740	Citigroup, Inc.	2,857,413
65,770	Columbia Banking System, Inc.	1,758,032
13,900	JPMorgan Chase & Company	3,678,635
17,898	Wells Fargo & Company	1,401,771
		9,695,851
	BANKS — 1.5%
29,670	Bank of America Corporation	1,367,787

	BIOTECH & PHARMA — 13.5%
6,154	AbbVie, Inc.	1,286,371
8,400	Amgen, Inc.	2,587,704
17,830	Johnson & Johnson	2,942,307
46,666	Optinose, Inc.(a)	271,129
44,900	Pacira BioSciences, Inc.(a)	1,079,845
51,000	Pfizer, Inc.	1,347,930
52,696	Sanofi - ADR - ADR	2,870,351
		12,385,637
	CHEMICALS — 2.0%
102,130	Ecovyst, Inc.(a)	693,463
2,920	FMC Corporation	107,748
12,500	International Flavors & Fragrances, Inc.	1,022,625
		1,823,836
	ELECTRICAL EQUIPMENT — 2.6%
14,300	Atkore, Inc.	879,450
53,220	Sensata Technologies Holding PLC	1,535,397
		2,414,847

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 109.1% (Continued)
	GAS & WATER UTILITIES — 2.9%
76,450	UGI Corporation	$2,611,532

	HEALTH CARE FACILITIES & SERVICES — 1.4%
22,400	Centene Corporation(a)	1,302,784

	HOME & OFFICE PRODUCTS — 1.5%
13,470	Whirlpool Corporation	1,371,111

	HOUSEHOLD PRODUCTS — 2.1%
80,500	Kenvue, Inc.	1,899,800

	INDUSTRIAL SUPPORT SERVICES — 1.8%
9,360	WESCO International, Inc.	1,689,199

	INSURANCE — 8.6%
46,420	CNO Financial Group, Inc.	1,935,250
14,490	Hartford Financial Services Group, Inc. (The)	1,713,877
49,190	Lincoln National Corporation	1,918,410
26,375	MetLife, Inc.	2,272,998
		7,840,535
	INTERNET MEDIA & SERVICES — 1.1%
33,110	Match Group, Inc.	1,049,918

	LEISURE FACILITIES & SERVICES — 1.3%
27,150	Las Vegas Sands Corporation	1,213,877

	METALS & MINING — 9.8%
22,040	Agnico Eagle Mines Ltd.	2,122,011
137,886	Alamos Gold, Inc., Class A	3,152,074
829,832	B2Gold Corporation	2,207,353
80,000	Cleveland-Cliffs, Inc.(a)	867,200
16,000	Freeport-McMoRan, Inc.	590,560
		8,939,198

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 109.1% (Continued)
	OIL & GAS PRODUCERS — 21.4%
23,808	ConocoPhillips	$2,360,563
40,176	Coterra Energy, Inc.	1,084,350
62,900	EQT Corporation	3,029,893
20,500	Expand Energy Corporation	2,027,040
10,000	HF Sinclair Corporation	352,700
13,185	Marathon Petroleum Corporation	1,980,123
47,370	Northern Oil and Gas, Inc.	1,492,155
71,180	Range Resources Corporation	2,642,202
88,209	Suncor Energy, Inc.	3,376,640
209,350	Veren, Inc.	1,140,958
		19,486,624
	RETAIL - CONSUMER STAPLES — 0.9%
10,900	Dollar Tree, Inc.(a)	794,174

	RETAIL - DISCRETIONARY — 1.5%
14,800	Advance Auto Parts, Inc.	546,120
2,150	Lululemon Athletica, Inc.(a)	786,062
		1,332,182
	SEMICONDUCTORS — 3.0%
13,510	Advanced Micro Devices, Inc.(a)	1,349,109
1,000	ASML Holding N.V. - ADR	709,080
31,800	Photronics, Inc.(a)	662,712
		2,720,901
	SOFTWARE — 5.3%
4,266	Check Point Software Technologies Ltd.(a)	939,629
39,590	Open Text Corporation	1,022,214
3,390	Oracle Corporation	562,943
16,930	Zoom Video Communications, Inc.(a)	1,247,741
90,000	ZoomInfo Technologies, Inc., Class A(a)	1,049,400
		4,821,927
	SPECIALTY FINANCE — 0.7%
100,000	UWM Holdings Corporation	628,000

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 109.1% (Continued)
	STEEL — 4.1%
77,243	Commercial Metals Company	$3,741,651

	TECHNOLOGY HARDWARE — 5.3%
15,960	Cisco Systems, Inc.	1,023,196
16,500	Dell Technologies, Inc., Class C	1,695,539
46,690	NCR Atleos Corporation(a)	1,327,864
8,000	NetApp, Inc.	798,480
		4,845,079
	TRANSPORTATION & LOGISTICS — 2.2%
25,680	Delta Air Lines, Inc.	1,543,882
4,280	United Parcel Service, Inc., Class B	509,448
		2,053,330
	TRANSPORTATION EQUIPMENT — 1.4%
11,575	PACCAR, Inc.	1,241,303

	TOTAL COMMON STOCKS (Cost $80,160,126)	99,687,018

	EXCHANGE-TRADED FUNDS — 2.2%
	EQUITY — 2.2%
42,300	VanEck Junior Gold Miners ETF	2,058,318
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,596,373)	2,058,318

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 0.4%
	BIOTECH & PHARMA — 0.4%
400,000	Pacira BioSciences, Inc.(b)	2.1250	05/15/29	386,240
	TOTAL CONVERTIBLE BONDS (Cost $306,771)			386,240

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 3.1%
	OIL & GAS SERVICES & EQUIPMENT — 0.9%
1,000,000	Transocean, Inc.	6.8000	03/15/38	$784,793

	RETAIL - DISCRETIONARY — 0.7%
1,000,000	Kohl’s Corporation	5.5500	07/17/45	616,843

	SPECIALTY FINANCE — 1.5%
500,000	Ally Financial, Inc. Series B	4.7000	08/15/69	485,845
1,000,000	Ally Financial, Inc.	4.7000	08/15/69	910,248
				1,396,093
	TOTAL CORPORATE BONDS (Cost $2,381,574)			2,797,729

	TOTAL INVESTMENTS - 114.8% (Cost $84,444,844)			$104,929,305
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $384,251)			(331,710)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums received - $238,755)			(181,062)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.3)%			(13,039,535)
	NET ASSETS - 100.0%			$91,376,998

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS — (0.5)%
	CALL OPTIONS WRITTEN — (0.3)%
350	Alamos Gold, Inc.	JEF	03/21/2025	$21	$735,000	$65,800
25	Amgen, Inc.	JEF	03/21/2025	370	925,000	125
100	Citigroup, Inc.	JEF	03/21/2025	75	750,000	44,500
200	Commercial Metals Company	JEF	06/20/2025	55	1,100,000	36,500
125	Delta Air Lines, Inc.	JEF	03/21/2025	55	687,500	67,750
200	EQT Corporation	JEF	03/21/2025	43	860,000	96,200
125	International Flavors & Fragrances, Inc.	JEF	03/21/2025	88	1,100,000	3,250
80	NetApp, Inc.	JEF	03/21/2025	125	1,000,000	560
110	Range Resources Corporation	JEF	03/21/2025	40	440,000	3,300
50	SPDR S&P 500 ETF Trust	JEF	03/21/2025	610	3,050,000	11,850
50	Whirlpool Corporation	JEF	05/16/2025	140	700,000	1,875
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $384,251)					331,710

	PUT OPTIONS WRITTEN — (0.2)%
12	ASML Holding N.V.	JEF	03/21/2025	$700	$840,000	$27,432
150	Centene Corporation	JEF	03/21/2025	58	870,000	36,000
55	Dell Technologies, Inc.	JEF	04/17/2025	105	577,500	40,700
70	Dollar Tree, Inc.	JEF	04/17/2025	65	455,000	21,770
120	Sensata Technologies Holding PLC	JEF	03/21/2025	30	360,000	20,160

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2025

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS — (0.5)%
	PUT OPTIONS WRITTEN — (0.2)% (Continued)
100	Zoom Communications, Inc.	JEF	06/20/2025	$70	$700,000	$35,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $238,755)					181,062

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $623,006)					$512,772

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — (6.3)%
	ASSET MANAGEMENT — (1.4)%
(25,300)	Carlyle Group, Inc. (The)	$(1,260,952)

	HOUSEHOLD PRODUCTS — (1.3)%
(7,500)	Clorox Company (The)	(1,172,925)

	INSTITUTIONAL FINANCIAL SERVICES — (1.3)%
(1,900)	Goldman Sachs Group, Inc. (The)	(1,182,351)

	METALS & MINING — (0.9)%
(14,700)	Rio Tinto PLC - ADR	(890,232)

	OIL & GAS PRODUCERS — (0.9)%
(4,140)	EOG Resources, Inc.	(525,533)
(19,930)	Permian Resources Corporation	(280,814)
		(806,347)
	RETAIL - DISCRETIONARY — (0.5)%
(325)	O’Reilly Automotive, Inc.	(446,433)

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (27.9)%
	EQUITY — (27.9)%
(61,800)	SPDR Portfolio S&P 500 Value ETF	$(3,265,512)
(25,100)	SPDR S&P 500 ETF Trust	(14,913,918)
(64,000)	VanEck Gold Miners ETF	(2,542,080)
(10,400)	Vanguard Small-Cap Value ETF	(2,057,016)
(9,200)	Vanguard Total Stock Market ETF	(2,695,232)
		(25,473,758)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $31,438,460)	$(31,232,998)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
JEF	- Jefferies
LTD	- Limited Company
PLC	- Public Limited Company
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025 the total market value of 144A securities is $386,240 or 0.4% of net assets.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2025

	Easterly Snow Small Cap Value Fund		Easterly Snow Long/Short Opportunity Fund
Assets:
Total Investments, at cost	$22,843,877		$84,444,844
Total Investments, at value	$26,879,363		$104,929,305
Cash	400,195		2,401,532
Deposit at Broker	-		14,552,311
Cash Collateral Held at Custodian	-		1,030,300
Receivable for fund shares sold	108		-
Interest and dividends receivable	54,944		321,943
Receivable from manager	5,729		-
Prepaid expenses and other assets	27,045		38,524
Total Assets	27,367,384		123,273,915

Liabilities:
Options Written (premiums received $0 and $623,006)	-		512,772
Securities sold short (proceeds $0 and $31,438,460)	-		31,232,998
Administration fees payable	7,316		15,352
Payable to manager	-		45,347
Trustee fees payable	5,468		5,476
Payable for distribution (12b-1) fees	4,692		16,493
Payable for dividends on short sales	-		5,700
Compliance officer fees payable	136		-
Accrued expenses and other liabilities	38,911		62,779
Total Liabilities	56,523		31,896,917

Net Assets	$27,310,861		$91,376,998

Net Assets:
Paid in capital	$23,265,374		$70,909,929
Accumulated earnings	4,045,487		20,467,069
Net Assets	$27,310,861		$91,376,998

Net Asset Value Per Share
Class A
Net Assets	$11,449,987		$46,181,589
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	195,521		1,391,741
Net asset value and redemption price per share (a)	$58.56		$33.18
Offering price per share (maximum sales charge of 5.75%)	$62.13		$35.20

Class C
Net Assets	$1,295,380		$2,001,564
Shares of beneficial interest outstanding	24,578		64,773
Net asset value/offering/redemption price per share (b)	$52.70		$30.90

Class I
Net Assets	$14,565,433		$43,193,803
Shares of beneficial interest outstanding	240,815		1,287,374
Net asset value/offering/redemption price per share	$60.48		$33.55

Class R6
Net Assets	$61		$42
Shares of beneficial interest outstanding	1		1
Net asset value/offering/redemption price per share	$60.48	(c)	$33.55	(c)

(a)	Class A shares that are purchased at NAV in amounts of $500,000 or more may be assessed a 1.00% contingent deferred sales charge (“CDSC”), if they are redeemed within eighteen months from the date of purchase.
(b)	Class C charges a maximum contingent deferred sales charge (“CDSC”) of 1.00% if you redeem Class C shares within one year after purchase.
(c)	Doesn’t recalculate due to rounding.

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF OPERATIONS

Year Ended February 28, 2025

	Easterly Snow Small Cap Value Fund	Easterly Snow Long/Short Opportunity Fund
Investment Income:
Dividend income	$664,692	$2,447,383
Interest income	76,148	591,603
Less: Foreign withholding taxes	(5,646)	(86,490)
Total Investment Income	735,194	2,952,496

Operating Expenses:
Management fees	225,634	748,552
Distribution (12b-1) fees
Class A Shares	30,059	119,229
Class C Shares	12,004	22,703
Dividend expenses	-	526,138
Legal fees	80,664	78,718
Shareholder servicing fees	23,994	83,245
Registration fees	39,309	45,659
Administration fees	20,652	68,815
Transfer Agent fees	30,136	28,546
Custodian fees	24,666	32,855
Trustees’ fees	27,686	26,685
Audit fees	13,247	19,507
Printing and postage expenses	8,320	15,185
Compliance officer fees	8,419	8,310
Insurance expenses	1,950	6,449
Miscellaneous expenses	3,893	3,796
Total Operating Expenses	550,633	1,834,392
Less: Fees waived	(207,589)	-
Net Operating Expenses	343,044	1,834,392

Net Investment Income	392,150	1,118,104

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Investments and Foreign currency transactions	1,853,654	8,462,808
Short Sales	-	(6,534,187)
Options Purchased	-	(35,567)
Options Written	-	773,436
Net realized gain	1,853,654	2,666,490

Net change in unrealized appreciation/(depreciation) on:
Investments and Foreign currency translations	(385,968)	799,027
Short Sales	-	1,006,245
Options Purchased	-	33,745
Options Written	-	1,035,369
Net change in unrealized appreciation/(depreciation)	(385,968)	2,874,386

Net Realized and Unrealized Gain on Investments:	1,467,686	5,540,876

Net Increase in Net Assets Resulting From Operations	$1,859,836	$6,658,980

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Easterly Snow Small Cap Value Fund		Easterly Snow Long/Short Opportunity Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
Operations:
Net investment income	$392,150	$223,003	$1,118,104	$1,653,705
Net realized gain on investments	1,853,654	473,839	2,666,490	386,368
Net change in unrealized appreciation/(depreciation) on investments	(385,968)	2,372,815	2,874,386	4,135,869
Net increase in net assets resulting from operations	1,859,836	3,069,657	6,658,980	6,175,942

Distributions to Shareholders:
Total Distributions:
Class I	(135,554)	(29,406)	(2,067,795)	(1,014,331)
Class A	(87,006)	(4,350)	(2,164,412)	(990,430)
Class C	(658)	-	(83,971)	(41,841)
Class R6	(1)	(0)*	(2)	(1)
Total Dividends and Distributions to Shareholders	(223,219)	(33,756)	(4,316,180)	(2,046,603)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	3,328,458	2,370,958	735,386	946,681
Class A	697,159	109,541	1,597,655	748,670
Class C	203,782	29,061	-	25
Class R6	-	-	-	-
Reinvestment of dividends and distributions
Class I	69,427	17,262	1,711,635	822,234
Class A	20,607	874	600,527	273,796
Class C	658	-	78,708	39,830
Class R6	1	0 *	2	1
Cost of shares redeemed
Class I	(1,785,490)	(7,624,755)	(5,736,162)	(5,195,251)
Class A	(973,993)	(357,123)	(6,128,890)	(4,684,032)
Class C	(169,245)	(950,391)	(817,724)	(229,262)
Class R6	-	-	-	-
Net increase/(decrease) in net assets from share transactions of beneficial interest	1,391,364	(6,404,573)	(7,958,863)	(7,277,308)

Total Increase/(Decrease) in Net Assets	3,027,981	(3,368,672)	(5,616,063)	(3,147,969)

Net Assets:
Beginning of year	24,282,880	27,651,552	96,993,061	100,141,030
End of year	$27,310,861	$24,282,880	$91,376,998	$96,993,061

Share Activity
Shares sold
Class I	53,947	49,446	21,764	31,284
Class A	11,903	2,151	47,451	24,492
Class C	3,864	645	-	1
Class R6	-	-	-	-
Shares Reinvested
Class I	1,050	340	50,387	26,507
Class A	322	18	17,868	8,915
Class C	11	-	2,510	1,387
Class R6	0 **	0 **	0 **	0 **
Shares redeemed
Class I	(29,084)	(164,101)	(167,726)	(166,908)
Class A	(16,659)	(7,343)	(182,699)	(153,820)
Class C	(3,175)	(22,098)	(26,165)	(7,852)
Class R6	-	-	-	-
Net increase/(decrease) in shares of beneficial interest	22,179	(140,942)	(236,610)	(235,994)

*	Less than $1.00.
**	Less than 1 share.

See accompanying notes to financial statements.

EASTERLY FUNDS

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Easterly Snow Small Cap Value Fund
	Class A
	For the Year Ended February 28, 2025	For the Year Ended February 29, 2024		For the Year Ended February 28, 2023		For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year	$54.80	$47.21		$47.22		$44.01	$26.39
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.77	0.42		0.10		(0.14)	0.09
Net realized and unrealized gain (loss)	3.42	7.19		(0.11)		3.36	17.53
Total from investment operations	4.19	7.61		(0.01)		3.22	17.62

Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.02)		-		(0.01)	-
Total dividends and distributions	(0.43)	(0.02)		-		(0.01)	-
Redemption Fees	-	-		-		0.00 *	-

Net Asset Value, End of Year	$58.56	$54.80		$47.21		$47.22	$44.01

Total Return**	7.58%	16.14	%(6)	(0.02	)%(6)	7.32%	66.81%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$11,450	$10,957		$9,683		$9,893	$9,223
Ratio of gross operating expenses to average net assets including interest expense (2,3)	2.13%	2.35%		2.45%		2.39%	3.82%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.40%	1.50%		1.50%		1.50%	1.51%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	0.58%	0.03%		(0.71)%		(1.18)%	(2.00)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	1.30%	0.88%		0.22%		(0.30)%	0.30%
Portfolio Turnover Rate	38%	55%		38%		62%	86%

	Easterly Snow Small Cap Value Fund
	Class C
	For the Year Ended February 28, 2025	For the Year Ended February 29, 2024		For the Year Ended February 28, 2023		For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year	$49.38	$42.84		$43.17		$40.54	$24.48
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.30	0.05		(0.22)		(0.46)	(0.10)
Net realized and unrealized gain (loss)	3.05	6.49		(0.11)		3.09	16.16
Total from investment operations	3.35	6.54		(0.33)		2.63	16.06

Dividends and Distributions:
Dividends from net investment income	(0.03)	-		-		-	-
Total dividends and distributions	(0.03)	-		-		-	-
Redemption Fees	-	-		-		0.00 *	-

Net Asset Value, End of Year	$52.70	$49.38		$42.84		$43.17	$40.54

Total Return**	6.78%	15.27	%(6)	(0.76	)%(6)	6.49%	65.60%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,295	$1,179		$1,942		$1,569	$1,746
Ratio of gross operating expenses to average net assets including interest expense (2,4)	2.88%	3.10%		3.20%		3.08%	4.63%
Ratio of net operating expenses to average net assets including interest expense (2,4)	2.15%	2.25%		2.25%		2.25%	2.26%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	(0.16)%	(0.73)%		(1.50)%		(1.88)%	(2.80)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	0.57%	0.11%		(0.55)%		(1.05)%	(0.43)%
Portfolio Turnover Rate	38%	55%		38%		62%	86%

*	Less than $0.005 cent per share.
**	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year.

Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	2.13%	2.35%	2.45%	2.39%	3.80%
Expenses, net waiver and reimbursement	1.40%	1.50%	1.50%	1.50%	1.50%
(4)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	2.88%	3.10%	3.20%	3.08%	4.62%
Expenses, net waiver and reimbursement	2.15%	2.25%	2.25%	2.25%	2.25%
(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Small Cap Value Fund
	Class I
	For the Year Ended February 28, 2025	For the Year Ended February 29, 2024		For the Year Ended February 28, 2023		For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year	$56.52	$48.68		$48.57		$45.23	$27.05
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	1.01	0.56		0.20		(0.03)	0.15
Net realized and unrealized gain (loss)	3.53	7.42		(0.09)		3.45	18.03
Total from investment operations	4.54	7.98		0.11		3.42	18.18

Dividends and Distributions:
Dividends from net investment income	(0.58)	(0.14)		-		(0.08)	-
Total dividends and distributions	(0.58)	(0.14)		-		(0.08)	-
Redemption Fees	-	-		-		0.00 *	0.00 *

Net Asset Value, End of Year	$60.48	$56.52		$48.68		$48.57	$45.23

Total Return**	7.95%	16.42	%(8)	0.23	%(8)	7.57%	67.21%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$14,565	$12,147		$16,026		$10,779	$7,926
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.87%	2.09%		2.20%		2.14%	3.58%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.07%	1.25%		1.25%		1.25%	1.26%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	0.84%	0.29%		(0.50)%		(0.95)%	(1.78)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	1.64%	1.13%		0.45%		(0.07)%	0.54%
Portfolio Turnover Rate	38%	55%		38%		62%	86%

	Easterly Snow Small Cap Value Fund
	Class R6***
	For the Year Ended February 28, 2025		For the Year Ended February 29, 2024		For the Year Ended February 28, 2023		For the Period Ended February 28, 2022
Net Asset Value, Beginning of Year/Period	$56.53		$48.68		$48.57		$50.04
Income (Loss) from Investment Operations:
Net investment income (1)	1.00		0.55		0.20		-
Net realized and unrealized gain (loss)	3.53		7.44		(0.09)		(1.39)
Total from investment operations	4.53		7.99		0.11		(1.39)

Dividends and Distributions:
Dividends from net investment income	(0.58)		(0.14)		-		(0.08)
Total dividends and distributions	(0.58)		(0.14)		-		(0.08)

Net Asset Value, End of Year/Period	$60.48		$56.53		$48.68		$48.57

Total Return**	7.93%		16.44	%(8)	0.23	%(8)	(2.77	)%(6)

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$0	****	$0	****	$0	****	$0	****
Ratio of gross operating expenses to average net assets excluding interest expense (2,4)	1.87%		2.09%		2.20%		2.14	%(7)
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.00%		1.00%		1.00%		1.00	%(7)
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	1.01%		2.11%		1.65%		1.25	%(7)
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	1.79%		2.14%		0.45%		(0.02	)%(7)
Portfolio Turnover Rate	38%		55%		38%		62	%(6)

*	Less than $0.005 cent per share.
**	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
***	Class R6 commenced operations on November 4, 2021.
****	Less than 1,000.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	1.87%	2.09%	2.20%	2.14%		3.57%
	Expenses, net waiver and reimbursement	1.07%	1.25%	1.25%	1.25%		1.25%
(4)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	1.87%	2.09%	2.20%	2.14	%(7)
	Expenses, net waiver and reimbursement	1.00%	1.00%	1.00%	1.00	%(7)
(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Not annualized.
(7)	Annualized for periods less than one year.
(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Easterly Snow Long/Short Opportunity Fund
	Class A
	For the Year Ended February 28, 2025	For the Year Ended February 29, 2024		For the Year Ended February 28, 2023		For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year	$32.45	$31.04		$33.38		$31.48	$25.42
Income (Loss) from Investment Operations:
Net investment income (1)	0.37	0.51		0.36		0.17	0.16
Net realized and unrealized gain (loss)	1.94	1.57		(0.66)		4.63	6.32
Total from investment operations	2.31	2.08		(0.30)		4.80	6.48

Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.62)		(0.16)		(0.34)	(0.42)
Distributions from realized gains	(1.14)	(0.05)		(1.88)		(2.56)	-
Total dividends and distributions	(1.58)	(0.67)		(2.04)		(2.90)	(0.42)

Net Asset Value, End of Year	$33.18	$32.45		$31.04		$33.38	$31.48

Total Return*	7.04%	6.80	%(6)	(0.62	)%(6)	15.40%	25.71%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$46,182	$48,966		$50,585		$52,102	$46,551
Ratio of gross operating expenses to average net assets including interest expense (2,3)	2.05%	1.61%		1.61%		1.65%	2.04%
Ratio of net operating expenses to average net assets including interest expense (2,3)	2.05%	1.61%		1.58%		1.68%	2.00%
Ratio of net investment income before expense reimbursement to average net assets (2,5)	1.09%	1.64%		1.11%		0.51%	0.59%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	1.09%	1.64%		1.14%		0.49%	0.63%
Portfolio Turnover Rate	37%	73%		58%		51%	74%

	Easterly Snow Long/Short Opportunity Fund
	Class C
	For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year	$30.28	$29.02	$31.41	$29.75	$23.85
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.11	0.26	0.12	(0.06)	(0.03)
Net realized and unrealized gain (loss)	1.81	1.46	(0.63)	4.38	5.93
Total from investment operations	1.92	1.72	(0.51)	4.32	5.90

Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.41)	-	(0.10)	-
Distributions from realized gains	(1.14)	(0.05)	(1.88)	(2.56)	-
Total dividends and distributions	(1.30)	(0.46)	(1.88)	(2.66)	-

Net Asset Value, End of Year	$30.90	$30.28	$29.02	$31.41	$29.75

Total Return*	6.26%	5.99%	(1.37)%	14.64%	24.74%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$2,002	$2,678	$2,754	$3,158	$3,938
Ratio of gross operating expenses to average net assets including interest expense (2,4)	2.81%	2.36%	2.35%	2.32%	2.79%
Ratio of net operating expenses to average net assets including interest expense (2,4)	2.81%	2.36%	2.32%	2.35%	2.75%
Ratio of net investment income before expense reimbursement to average net assets (2,5)	0.35%	0.90%	0.36%	(0.16)%	(0.18)%
Ratio of net investment income after expense reimbursement to average net assets (2,5)	0.35%	0.90%	0.39%	(0.18)%	(0.14)%
Portfolio Turnover Rate	37%	73%	58%	51%	74%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	1.49%	1.43%	1.48%	1.45%	1.59%
Expenses, net waiver and reimbursement	1.49%	1.43%	1.45%	1.48%	1.55%
(4)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	2.24%	2.18%	2.22%	2.10%	2.34%
Expenses, net waiver and reimbursement	2.24%	2.18%	2.19%	2.13%	2.30%
(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Long/Short Opportunity Fund
	Class I
	For the Year Ended February 28, 2025	For the Year Ended February 29, 2024		For the Year Ended February 28, 2023		For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year	$32.79	$31.37		$33.71		$31.76	$25.68
Income (Loss) from Investment Operations:
Net investment income (1)	0.46	0.59		0.44		0.25	0.22
Net realized and unrealized gain (loss)	1.97	1.58		(0.66)		4.69	6.39
Total from investment operations	2.43	2.17		(0.22)		4.94	6.61

Dividends and Distributions:
Dividends from net investment income	(0.53)	(0.70)		(0.24)		(0.43)	(0.53)
Distributions from realized gains	(1.14)	(0.05)		(1.88)		(2.56)	-
Total dividends and distributions	(1.67)	(0.75)		(2.12)		(2.99)	(0.53)

Net Asset Value, End of Year	$33.55	$32.79		$31.37		$33.71	$31.76

Total Return*	7.33%	7.03	%(8)	(0.36	)%(8)	15.69%	26.00%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$43,194	$45,349		$46,802		$48,198	$45,372
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.80%	1.36%		1.36%		1.41%	1.79%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.80%	1.36%		1.33%		1.44%	1.75%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,7)	1.35%	1.90%		1.36%		0.75%	0.79%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	1.35%	1.90%		1.39%		0.72%	0.83%
Portfolio Turnover Rate	37%	73%		58%		51%	74%

	Easterly Snow Long/Short Opportunity Fund
	Class R6**
	For the Year Ended February 28, 2025	For the Year Ended February 29, 2024		For the Year Ended February 28, 2023		For the Period Ended February 28, 2022
Net Asset Value, Beginning of Year/Period	$32.80	$31.37		$33.71		$35.83
Income (Loss) from Investment Operations:
Net investment income (1)	0.46	0.59		0.44		0.12
Net realized and unrealized gain (loss)	1.96	1.59		(0.66)		0.75
Total from investment operations	2.42	2.18		(0.22)		0.87

Dividends and Distributions:
Dividends from net investment income	(0.53)	(0.70)		(0.24)		(0.43)
Distributions from realized gains	(1.14)	(0.05)		(1.88)		(2.56)
Total dividends and distributions	(1.67)	(0.75)		(2.12)		(2.99)

Net Asset Value, End of Year/Period	$33.55	$32.80		$31.37		$33.71

Total Return*	7.29%	7.07	%(8)	(0.36	)%(8)	2.55	%(5)

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$0 ***	$0	***	$0	***	$0	***
Ratio of gross operating expenses to average net assets including interest expense (2,4)	1.80%	1.36%		1.36%		1.41	%(6)
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.56%	1.18%		1.13%		1.23	%(6)
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,7)	1.38%	2.54%		2.25%		1.49	%(6)
Ratio of net investment income after expense reimbursement to average net assets (2,7)	1.38%	2.54%		1.77%		1.05	%(6)
Portfolio Turnover Rate	37%	73%		58%		51	%(5)

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	R6 commenced operations on November 4, 2021.
***	Less than 1,000.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	1.24%	1.18%	1.23%	1.18%	1.34%
Expenses, net waiver and reimbursement	1.24%	1.18%	1.20%	1.21%	1.30%
(4)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	1.24%	1.18%	1.23%	1.18	%(6)
Expenses, net waiver and reimbursement	1.00%	1.00%	1.00%	1.00	%(6)
(5)	Not annualized.
(6)	Annualized for periods less than one year.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended February 28, 2025

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Fund Trust dba Easterly Funds Trust (the “Trust”) was organized on September 21, 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of seven series. These financial statements include the following two diversified series:

Fund Name	Investment Objective
Easterly Snow Small Cap Value Fund	Long Term Capital Appreciation
Easterly Snow Long/Short Opportunity Fund	Long Term Capital Appreciation and protection of investment principal

Currently, Easterly Snow Small Cap Value Fund and Easterly Snow Long/Short Opportunity Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Purchases of $500,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed within eighteen months of purchase of up to 1.00%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing services, and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

Operating Segments- The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a)	Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing services based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended February 28, 2025 (Continued)

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2025, for the Fund’ assets and liabilities measured at fair value:

Small Cap Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$26,879,363	$-	$-	$26,879,363
Total	$26,879,363	$-	$-	$26,879,363

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended February 28, 2025 (Continued)

Long/Short Opportunity

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$99,687,018	$-	$-	$99,687,018
Exchange Traded Funds	2,058,318	-	-	2,058,318
Convertible Bonds	-	386,240	-	386,240
Corporate Bonds	-	2,797,729	-	2,797,729
Total Assets	$101,745,336	$3,183,969	$-	$104,929,305
Liability Derivatives
Call Options Written	$-	$331,710	$-	$331,710
Put Options Written	-	181,062	-	181,062
Common Stocks	5,759,240	-	-	5,759,240
Exchange Traded Funds	25,473,758	-	-	25,473,758
Total Liabilities	$31,232,998	$512,772	$-	$31,745,770

There were no level 3 securities held during the period.

*	Refer to the Schedules of Investments for industry or category classifications.

(b)	Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 28, 2022 through February 29, 2024 or expected to be taken in the Funds’ February 28, 2025 year-end tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, New York and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended February 28, 2025, the Funds did not incur any interest or penalties.

(c)	Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d)	Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

	Income	Capital
Fund	Dividends	Gains
Easterly Snow Small Cap Value	Annually	Annually
Easterly Snow Long/Short Opportunity	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended February 28, 2025 (Continued)

(e)	Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f)	Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g)	Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Investment Partners LLC monthly by each Fund and are computed daily as shown in the table below.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Funds, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through date listed in the table below.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended February 28, 2025 (Continued)

Fund	Management Agreement		Cl A		Expenses Cl C		Limitation Cl I		CL R6		Expires		Managament Fee Waived/ Expenses Reimbursed 2/28/2025
Small Cap Value	0.75	%*	1.20	%**	1.95	%**	0.95	%*	0.85	%*	Multiple	***	$207,589
Long/Short Opportunity	0.80%		1.55%		2.30%		1.30%		1.00%		6/30/2025		-

*	Effective August 1, 2024, the Easterly Snow Cap Value Fund reduced the management fee of the Fund from 0.95% to 0.75%, reduced the annual expense limitation for Class I from 1.25% to 0.95%, and reduced the annual expense limitation for Class R6 from 1.00% to 0.85%.
**	Effective November 1, 2024, the Easterly Snow Cap Value Fund reduced the annual expense limitation for Class A from 1.50% to 1.20%, and reduced the annual expense limitation for Class C from 2.25% to 1.95%.
***	The expense limitation agreement was extended from June 30, 2025 to August 1, 2025 for Class I and Class R6, and to October 31, 2025 for Class A and Class C.

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	2/28/2026	2/28/2027	2/29/2028
Small Cap Value	$199,708	$194,993	$207,589
Long/Short Opportunity	-	-	-

(c) Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Funds. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Funds’ Class C shares. For the year ended February 28, 2025, pursuant to the Plan, Class A and Class C shares paid the amounts of:

Fund	Class A	Class C
Small Cap Value	$30,059	$12,004
Long/Short Opportunity	119,229	22,703

For the year ended February 28, 2025, the Distributor received and retained sales charges on sales of the Funds’ Class A and Class C shares as follows:

	Received		Retained
Fund	Class A	Class C	Class A	Class C
Small Cap Value	$24,931	$2,098	$3,296	$60
Long/Short Opportunity	4,097	-	533	-

(d) Ultimus Fund Solutions, LLC (“UFS”), provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust and are not paid any fees directly by the Trust for serving in such capacity.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended February 28, 2025 (Continued)

3.	INVESTMENT TRANSACTIONS

(a) For the year ended February 28, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Small Cap Value	$12,306,230	$9,760,652
Long/Short Opportunity	40,333,818	53,449,378

(b) Other Investment Companies or Exchange Traded Funds – The Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or exchange traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(c) Options Contracts – Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended February 28, 2025 (Continued)

(c) The Easterly Long/Short Opportunity Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as dividend or interest expense.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at February 28, 2025, were as follows:

Fund	Derivative	Risk Type	Location of derivatives on Statements of Assets and Liabilities	Fair value of asset/liability derivatives
Long/Short Opportunity
	Options written	Equity	Options written	$(512,772)
			Totals	$(512,772)

The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2025, were as follows:

Portfolio Derivative	Location of gain (loss) on derivatives	Risk Type	Realized and unrealized gain (loss) on derivatives
Long/Short Opportunity
	Option Contracts
	Net realized loss on options purchased	Equity	$(35,567)
	Net realized gain on options written	Equity	773,436
	Net change in unrealized appreciation on options purchased	Equity	33,745
	Net change in unrealized appreciation on options written	Equity	1,035,369
			$1,806,983

The average notional value of the derivative instruments for the Easterly Long/Short Opportunity during the year ended February 28, 2025, was as follows:

Options Written
$19,248,938

The Fund is not subject to any Master Netting Arrangements, therefore the Fund did not offset any assets or liabilities.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Portfolio	Cost for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Net Unrealized Appreciation/ (Depreciation)
Small Cap Value	$22,884,167	$5,998,106	$(2,002,910)	$3,995,196
Long/Short Opportunity	52,590,306	25,022,913	(4,429,684)	20,593,229

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended February 28, 2025, and February 29, 2024, was as follows:

	For the year ended February 28, 2025:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return Of Capital	Total
Small Cap Value	$223,219	$-	$-	$223,219
Long/Short Opportunity	1,307,640	3,008,540	-	4,316,180

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended February 28, 2025 (Continued)

	For the year ended February 29, 2024:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return Of Capital	Total
Small Cap Value	$33,756	$-	$-	$33,756
Long/Short Opportunity	1,909,851	136,752	-	2,046,603

As of February 28, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Small Cap Value	$391,646	$-	$-	$(341,197)	$-	$3,995,038	$4,045,487
Long/Short Opportunity	1,504	-	(124,796)	-	-	20,590,361	20,467,069

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of ($158) for the Easterly Snow Small Cap Value Fund and ($2,867) for the Easterly Snow Long/Short Opportunity Fund.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Easterly Snow Long/Short Opportunity Fund incurred and elected to defer such capital losses of $124,796.

At February 28, 2025, the Easterly Snow Small Cap Value Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Small Cap Value	$341,197	$-	$341,197	$1,701,835
Long/Short Opportunity	-	-	-	-

During the fiscal year ended February 28, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of equalization, resulted in reclassifications for the Fund for the fiscal year ended February 28, 2025, as follows:

Portfolio	Paid In Capital	Accumulated Earnings (Losses)
Small Cap Value	$255	$(255)
Long/Short Opportunity	138,520	(138,520)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of February 28, 2025, the shareholders that own 25% or more of the voting securities are as follows:

Owner	Small Cap Value	Long/Short Opportunity
Merrill Lynch	39.5%	43.3%

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of James Alpha Funds Trust d/b/a Easterly
Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Easterly Snow Small Cap Value Fund, and Easterly Snow Long/Short Opportunity Fund, (collectively referred to as the “Funds”), each a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust, including the schedules of investments, as of February 28, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended and the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2025 the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for year ended February 28, 2021 has been audited by other auditors, whose report dated April 28, 2021 expressed unqualified opinion on such statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

To the Shareholders and Board of Trustees
of James Alpha Funds Trust d/b/a Easterly
Funds Trust

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 29, 2025

EASTERLY FUNDS

ADDITIONAL INFORMATION

Year Ended February 28, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations in the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833-999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer

Date:	05/06/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer

Date:	05/06/2025

By	/s/ Michael Montague
Michael Montague
Principal Financial Officer

Date:	05/06/2025